Summary Prospectus Supplement	December 31, 2017

Putnam Convertible Securities Fund
Summary Prospectus dated February 28, 2017

Effective December 31, 2017, the section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Robert Salvin and Anthony Daigle.

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